1
STATEMENT OF INVESTMENTS
January 31, 2022 (Unaudited)
See Notes to Statement of Investments
BNY Mellon Concentrated International ETF
Description Shares Value ($)
Common Stocks – 99.2%
Australia – 3.1%
CSL Ltd. 1,580 290,846
Canada – 4.0%
Alimentation Couche-Tard, Inc., Class A 9,500 383,169
Denmark – 6.6%
Coloplast A/S, Class B 2,140 309,675
Novo Nordisk A/S, Class B 3,240 320,967
630,642
Finland – 3.4%
Kone OYJ, Class B 5,100 327,846
France – 15.5%
Air Liquide SA 2,120 360,542
L'Oreal SA 780 330,228
LVMH Moet Hennessy Louis Vuitton SE 452 366,934
Totalenergies SE 7,420 418,632
1,476,336
Germany – 10.2%
Adidas AG 1,200 326,585
Merck KGaA 1,420 309,327
SAP SE 2,720 337,357
973,269
Hong Kong – 7.4%
AIA Group Ltd. 33,000 341,341
CLP Holdings Ltd. 36,000 359,674
701,015
Japan – 16.8%
Daikin Industries Ltd. 1,600 331,248
Hoya Corp. 2,400 307,716
Keyence Corp. 800 404,797
Shin-Etsu Chemical Co. Ltd. 2,000 330,900
SMC Corp. 400 220,334
1,594,995
Netherlands – 3.1%
ASML Holding NV 440 293,722
Singapore – 3.4%
Ascendas Real Estate Investment Trust
(a)
160,000 326,881
Switzerland – 10.7%
Nestle SA 2,720 349,536
Roche Holding AG 892 343,555
SGS SA 116 328,603
1,021,694
Taiwan – 3.9%
Taiwan Semiconductor Manufacturing Co. Ltd.,
ADR 3,000 367,890
United Kingdom – 11.1%
Compass Group PLC 17,600 395,056
Experian PLC 7,752 321,214
Prudential PLC 20,552 341,497
1,057,767
Total Common Stocks (cost $9,923,145) 9,446,072
BNY Mellon Concentrated International ETF (continued)
Description Shares Value ($)
Investment Companies – 0.8%
Registered Investment Companies – 0.8%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(b)(c)
(cost $76,904) 76,904 76,904
Total Investments (cost $10,000,049) 100.0% 9,522,976
Liabilities, Less Cash and Receivables (0.0)% (1,550)
Net Assets 100.0% 9,521,426
ADR—American Depositary Receipt
(a)
Investment in a real estate investment trust.
(b)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(c)
The rate shown is the 1-day yield as of January 31, 2022.

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited)
The Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) is the exclusive
reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied
by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under
authority of federal laws are also sources of authoritative
GAAP for SEC registrants. The fund's an investment
company and applies the accounting and reporting guidance
of the FASB ASC Topic 946 Financial Services-Investment
Companies. The fund’s financial statements are prepared
in accordance with GAAP, which may require the use of
management estimates and assumptions. Actual results could
differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements).
Additionally, GAAP provides guidance on determining whether
the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for
identical investments.
Level 2
—
other significant observable inputs (including
quoted prices for similar  investments, interest rates,
prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the
fund’s own assumptions in determining the fair value of
investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in equity securities, including ETFs (but not
including investments in other open-end registered investment companies) generally are valued at the last sales price on
the day of valuation on the securities exchange or national
securities market on which such securities primarily are traded.
Securities listed on the National Association of Securities
Dealers Automated Quotation System (“NASDAQ”) for
which market quotations are available will be valued at the
official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed
security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used
when no asked price is available. Open short positions for
which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value.
All of the preceding securities are generally categorized within
Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly
affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net
asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by
the Trust's Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally
categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to
U.S. dollars at the prevailing rates of exchange.
The table below summarizes the inputs used as of January 31,
2022 in valuing the fund’s investments:

3
Fair Value Measurements
Turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country,
region or financial market. These risks may be magnified if
certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-
wide in response by governments, including closing borders,
restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The
COVID-19 pandemic has had, and any other outbreak of an
infectious disease or other serious public health concern could have, a significant negative impact on economic and market
conditions and could trigger a prolonged period of global
economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
At January 31, 2022, accumulated net unrealized depreciation on investments was $477,073, consisting of $150,972 gross
unrealized appreciation and $628,045 gross unrealized
depreciation.
At January 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 9,446,072 — — 9,446,072
Investment Companies 76,904 — — 76,904
†
See Statement of Investments for additional detailed categorizations, if any.